Bank Loans	12 Months Ended
Jun. 30, 2026
Bank Loans [Abstract]
BANK LOANS

NOTE 10 – BANK LOANS

Bank loans as of June 30, 2026 and 2025 amounted to $30,289,459 and $30,217,329, respectively. Bank loans consisted of several bank loans denominated in RMB, HKD and Singapore dollar (“SGD”).

On September 16, 2025, the Company entered into a credit facility agreement with Taipei Fubon Bank for HKD54,000,000, secured by the office building in Hong Kong as collateral. On the same date, the Company obtained a further financing facility of HKD21,000,000, secured by its office building in Singapore (Note 5).

As of June 30, 2026 the Company had total financing credit facilities of $50,830,780 of which the unused amount was $20,541,321.

The effective weighted average interest rates were 3.091%, 2.856% and 2.950% for the years ended June 30, 2026, 2025 and 2024, respectively.

One of the loan agreements contained certain financial covenants. The Company was in compliance with all covenants as of June 30, 2026.

As of June 30, 2026, all loan principals will be due within 1 year.